Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,551,000
Previously Paid Amount	0.00
Total Fee Amount	904.69
Total Offset Amount	0.00
Net Fee	904.69
Narrative - Max Aggregate Offering Price	$ 6,551,000
Final Prospectus	true